Segment Information - Summary of Segment Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Revenue
Total external revenue (Note 6.1)		¥ 19,133,575	$ 2,667,146	¥ 18,046,349	¥ 16,030,636
Results
Interest income		133,640	18,629	154,129	131,879
Interest expense		(74,039)	(10,321)	(95,587)	(90,909)
Depreciation and amortization		(714,830)	(99,644)	(665,065)	(624,692)
Gain on disposal of subsidiary		0	0	113,042	0
Share of results of associates and joint venture		101,548	14,155	62,078	(29,093)
Income tax expense		(128,798)	(17,954)	(148,496)	(59,065)
Impairment of property, plant and equipment		(7,332)	(1,022)	(44,667)	(17,278)
Impairment of trade and other receivables		(185,523)	(25,861)	(23,858)	459
Impairment of intangible assets		(31,130)	(4,339)
Warranties		626,255	87,298	(414,021)	(317,076)
Segment profit after tax		491,742	68,547	422,856	335,661
Total assets		27,048,094		25,757,618	24,137,556	$ 3,770,401
Total liabilities		(14,748,529)		(13,581,993)	(12,302,492)	(2,055,888)
Other
Investment in joint ventures		338,579		237,229	154,703	$ 47,197
Capital expenditure		352,829	$ 49,183	178,876	353,348
Operating segments [member] | Yuchai segment [member]
Revenue
Total external revenue (Note 6.1)		19,102,797		18,015,280	15,997,766
Results
Interest income		91,649		108,792	116,668
Interest expense		(73,961)		(95,483)	(90,846)
Depreciation and amortization		(708,986)		(659,426)	(619,000)
Gain on disposal of subsidiary				113,042
Share of results of associates and joint venture		101,564		62,041	(29,554)
Income tax expense		(109,613)		(131,021)	(47,555)
Impairment of property, plant and equipment		(7,332)		(44,667)	(17,278)
Impairment of trade and other receivables		(185,534)		(23,832)	459
Impairment of intangible assets		(31,130)
Warranties		626,255		(414,021)	(317,076)
Segment profit after tax		516,257		431,697	355,140
Total assets		26,113,702		24,579,069	23,020,241
Total liabilities		(14,655,119)		(13,486,829)	(12,220,938)
Other
Investment in joint ventures		338,568		235,558	150,219
Capital expenditure		349,696		176,782	352,737
Operating segments [member] | HL Global Enterprises Limited segment [member]
Revenue
Total external revenue (Note 6.1)		30,778		31,069	32,870
Results
Interest income		10,243		9,545	2,902
Interest expense		(21)		(42)	(49)
Depreciation and amortization		(5,103)		(4,934)	(4,770)
Share of results of associates and joint venture		(16)		37	461
Income tax expense		(889)		(535)	(39)
Impairment of trade and other receivables		11		(26)
Segment profit after tax		8,842		9,534	5,152
Total assets		437,971		423,968	405,871
Total liabilities		(11,652)		(11,307)	(12,062)
Other
Investment in joint ventures		11		1,671	4,484
Capital expenditure		2,129		2,059	564
Operating segments [member] | Corporate segment [member]
Results
Interest income		31,748		35,792	12,309
Interest expense		(57)		(62)	(14)
Depreciation and amortization		(741)		(705)	(922)
Income tax expense	[1]	(18,296)		(16,940)	(11,471)
Segment profit after tax		(33,525)		(17,931)	(24,280)
Total assets		2,000,776		2,258,575	2,215,652
Total liabilities	[2]	(85,218)		(86,787)	(76,081)
Other
Capital expenditure		1,004		35	47
Elimination of intersegment amounts [member]
Results
Segment profit after tax		168		(444)	(351)
Total assets		(1,504,355)		(1,503,994)	(1,504,208)
Total liabilities		¥ 3,460		¥ 2,930	¥ 6,589

[1]	This relates mainly to the deferred tax expense relating to withholding tax on dividends from Yuchai.
[2]	This relates mainly to the deferred tax liabilities relating to cumulative withholding tax on dividends that are expected to be declared from income earned after December 31, 2007 by Yuchai.